Fair Value Measurement - Summary of Quantitative Information to Valuation Methodology (Details) - $ / shares						9 Months Ended	12 Months Ended
	Jun. 30, 2015	Apr. 16, 2015	Jan. 19, 2015	Mar. 31, 2014	Feb. 06, 2014	Sep. 30, 2015	Dec. 31, 2014	Mar. 05, 2015	Feb. 18, 2015
Fair value of common stock	$ 0.17	$ 0.24	$ 0.08	$ 0.32	$ 0.44	$ 0.14
Strike price	$ 1.00	$ 0.38	$ 0.10	$ 1.00	$ 1.00			$ 0.26	$ 0.26
Volatility (annual)	71.00%	160.00%	108.00%	74.00%	74.00%	108.00%
Risk-free rate	0.88%	1.30%	1.30%	0.93%	0.66%
Expected life (years)	2 years 8 months 12 days	5 years	5 years	2 years 10 months 24 days	3 years
Dividend yield (per share)	$ 0.00	$ 0.0	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Minimum [Member]
Fair value of common stock							$ 0.10
Strike price						$ 0.10
Volatility (annual)							73.80%
Risk-free rate						1.20%	0.69%
Expected life (years)						4 years 3 months 18 days
Maximum [Member]
Fair value of common stock							$ 0.50
Strike price						$ 0.38
Volatility (annual)							105.00%
Risk-free rate						1.30%	1.67%
Expected life (years)						4 years 7 months 6 days